Registration No. 333-103199
                                                      Registration No. 811-04335
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 24                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 80                                             [X]


                        (Check appropriate box or boxes)

                            -------------------------

                               SEPARATE ACCOUNT FP
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                            -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (212) 554-1234

                            -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                            -------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

     Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485.

[X]  On June 21, 2010 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]  On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

     Units of interest in Separate Account FP.

                                      NOTE

Pursuant to Rule 485(b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 24 is to delay the effective date of Post-Effective Amendment No. 19, which was filed on April 2, 2010. The PEA does not amend or delete the currently effective Incentive Life Optimizer(R) Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 11th day of June, 2010.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                           (Dodie Kent)
                                           Vice President and
                                           Associate General Counsel

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on the 11th day of June, 2010.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                (Dodie Kent)
                                                Vice President and
                                                Associate General Counsel

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Senior
                                           Executive Vice President

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Chief
                                           Accounting Officer


*DIRECTORS:

Christopher M. Condron       Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries            James F. Higgins              Lorie A. Slutsky
Denis Duverne                Peter S. Kraus                Ezra Suleiman
Charlynn Goins               Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton





*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
     Attorney-in-Fact
     June 11, 2010